Stock-Based Compensation (Details 2) (Stock Options, Dish awards, USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Range of Exercise Prices $00.00 - $10.00	Dec. 31, 2012 Range of Exercise Prices $10.00 - $15.00	Dec. 31, 2012 Range of Exercise Prices $15.00 - $20.00	Dec. 31, 2012 Range of Exercise Prices $20.00 - $25.00	Dec. 31, 2012 Range of Exercise Prices $25.00 - $30.00	Dec. 31, 2012 Range of Exercise Prices $30.00 - $35.00	Dec. 31, 2012 Range of Exercise Prices $35.00 - $40.00	Dec. 31, 2012 Range of Exercise Prices $00.00 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)					$ 0.00	$ 10.00	$ 15.00	$ 20.00	$ 25.00	$ 30.00	$ 35.00	$ 0.00
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)					$ 10.00	$ 15.00	$ 20.00	$ 25.00	$ 30.00	$ 35.00	$ 40.00	$ 40.00
Number of stock options outstanding (in shares)	13,018,490	17,640,074	18,447,004	18,094,235	2,869,406	422,001	2,606,985	4,009,998	2,332,100	741,000	37,000	13,018,490
Outstanding, Weighted-Average Remaining Contractual Life					4 years 9 months 4 days	5 years 7 months 13 days	6 years 8 months 8 days	3 years 10 months 2 days	7 years 10 months 20 days	7 years 1 month 24 days	9 years 8 months 8 days	5 years 7 months 6 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 18.99	$ 20.38	$ 17.76	$ 20.86	$ 7.11	$ 12.25	$ 16.58	$ 21.59	$ 28.49	$ 32.54	$ 36.38	$ 18.99
Number of stock options exercisable	4,310,489	6,387,798	5,325,753		1,433,956	84,001	462,684	1,425,998	665,350	236,500	2,000	4,310,489
Exercisable, Weighted-Average Remaining Contractual Life					4 years 9 months 29 days	5 years 11 months 23 days	3 years 11 months 26 days	3 years 4 days	6 years 5 months 19 days	4 years 4 months 24 days	4 years 3 months	4 years 4 months 20 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.92	$ 21.73	$ 22.70		$ 7.10	$ 12.17	$ 18.01	$ 21.86	$ 28.26	$ 32.37	$ 36.10	$ 17.92